Segment information - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,370	$ 8,654	$ 8,222
Other revenues	85	63	69
Net sales and other revenues	9,455	8,717	8,291
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	5,314	5,045	4,703
Surgical | Implantables
Disclosure of operating segments [line items]
Net sales to third parties	1,703	1,725	1,522
Surgical | Consumables
Disclosure of operating segments [line items]
Net sales to third parties	2,719	2,499	2,388
Surgical | Equipment/other
Disclosure of operating segments [line items]
Net sales to third parties	892	821	793
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	4,056	3,609	3,519
Vision Care | Contact lenses
Disclosure of operating segments [line items]
Net sales to third parties	2,400	2,192	2,139
Vision Care | Ocular health
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,656	$ 1,417	$ 1,380